Investment in Associates - Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sinjori Sdn Bhd [member]
Disclosure of associates [line items]
Principal activities	Property investment and development
Place of incorporation	Malaysia
Place of business	Malaysia
Group's effective equity interest	14.00%	14.00%
Guangxi Yuchai Quan Xing Machinery Company Ltd [member]
Disclosure of associates [line items]
Principal activities	Manufacture spare part and sales of auto spare part, diesel engine & spare part, metallic materials, generator & spare part, chemical products (exclude dangerous goods), lubricating oil
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Group's effective equity interest	15.30%	15.30%